Borrowings - Summary of Non-convertible Debentures Issued by the Group (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	₨ 140,719	$ 2,035	₨ 115,747
8.75% due September 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,500	36	2,500
9.18% due July 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	10,000	145
9.27% due July 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	9,995	145
8.50% due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	16,492	238
8.75% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,500	36	2,500
8.50% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	23,488	340
8.55% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	10,000	145
7.80% due December 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	5,000	73	5,000
9.00% due November 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,000	29
8.25% due September 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	4,250	61	4,250
7.85% due August 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	5,000	72	5,000
9.45% due August 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	20,000	289	20,000
8.00% due June 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	1,998	29	1,998
7.90% due July 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,996	43	2,996
8.70% due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	6,000	87	6,000
7.95% due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	3,000	43	3,000
7.50% due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,000	29	2,000
8.20% due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	3,000	43	3,000
8.25% due October 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	3,000	43	3,000
7.75% due September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,500	36	2,500
8.65% due September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	1,500	22	1,500
7.60% due May 2019 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	₨ 3,500	$ 51	3,500
9.17% due July 2018 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			12,003
9.10% due April 2018 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			25,000
8.91% due April 2018 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			₨ 10,000